Short-Term Investments - Summary of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investments [Line Items]
Short-term investments	$ 259,913	$ 489,437
Money market deposits
Schedule of Investments [Line Items]
Short-term investments	210,000	380,584
Commercial paper
Schedule of Investments [Line Items]
Short-term investments	$ 49,913	$ 108,853